Cash flows reconciliation - Non cash transaction (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash Flows Reconciliation
Additions to property, plant and equipment - capitalized loans and borrowing costs	$ 47	$ 59	$ 70